UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM 24F-2
                             Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

                             Read  instructions at end of Form before  preparing
Form. Please print or type.

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   1.       Name and address of issuer:

                                   Fundamental Funds, Inc.
                                            67 Wall Street
                                        New York, NY 10005


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   2.       The name of each series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer,
                                                                        --
            check the box but do not list series or classes):           X
                                                                        --





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   3.       Investment Company Act File Number:            811-3032


            Securities Act File Number:                    2-82710


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   4(a)Last day of fiscal year for which this Form is filed:

                                       12/31/98

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   4(b).        Check box if this Form is being filed late (i.e., more than 90
       -----    calendar days after the end of the
                issuer's fiscal year).  (See Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.
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       -----
   4(c). Check box if this is the last time the issuer will be filing this Form.
       -----






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SEC 2393 (9-97)


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   5. Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):           $ 1,855,805,496
                                                                        --------

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 1,931,621,206
                                                                --------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 101,562,596
                                                                --------

       (iv)  Total   available   redemption   credits   [add  Items   5(ii)  and
$(2,033,183,802
                                                                        --------


       (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                   $      0
                                                                          ------

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       (vi) Redemption credits available for use in future yea$(177,378,3)6
                                                                --------
            - if Item 5(i) is less than Item  5(iv)  [subtract  Item  5(iv) from
            Item 5(i)]:

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       (vii)Multiplier for determining registration fee (See
            Instruction C.9):                                          X 0.0278%
                                                                        --------

       (viiiRegistration fee due [multiply Item 5(v) by Item
            5(vii)]  (enter "0" if no fee is due):                   = $    0.00
                                                                        --------

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   6.  Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units).deIfcthereeis a
                                                              ----------
       number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : .
                ------

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   7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):

                                                                       +$      0
                                                                         -------

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   8.  Total of the amount of the  registration  fee due plus any  interest  due
[line 5(viii) plus line 7]:

                                                                       =$   0.00
                                                                        --------

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   9.  Date  the  registration  fee and any  interest  payment  was  sent to the
Commission's lockbox depository:

            Method of Delivery:

            ----
                      Wire Transfer  (CIK 00000315811)
            ----

            ----
                      Mail or other means
            ----

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                                      SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)*     /s/ Stephen C. Leslie
                             -------------------------------------------

                             Stephen C. Leslie, CEO, Cornerstone Equity Advisors
                             -------------------------------------------

       Date     03/26/99
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                             * Please print the name and title of the signing
                                   officer below the signature.